Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)(a)	$350	$405,100

Aerospace & Defense — 3.8%
Boeing Co. (The)
3.25%, 03/01/28 (Call 12/01/27)	100	105,244
3.45%, 11/01/28 (Call 08/01/28)	330	352,519
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	650	731,198
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)(a)	554	633,056
4.40%, 06/15/28 (Call 03/15/28)(b)	436	497,192
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)(a)	1,041	1,112,475
United Technologies Corp.
4.13%, 11/16/28 (Call 08/16/28)	1,630	1,876,391
6.70%, 08/01/28	25	33,301

		5,341,376

Agriculture — 0.3%
Philip Morris International Inc., 3.13%, 03/02/28 (Call 12/02/27)	455	480,489

Airlines — 1.0%
American Airlines Pass Through Trust
Series 2016-1, Class AA, 3.58%, 01/15/28	83	89,243
Series 2016-2, Class AA, 3.20%, 06/15/28	171	179,970
Series 2016-3, Class AA, 3.00%, 10/15/28(a)	144	149,406
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)	370	391,930
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28(a)	161	170,944
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 07/07/28	178	185,947
Series 2016-2, Class AA, 2.88%, 10/07/28(a)	214	219,749

		1,387,189

Auto Manufacturers — 1.5%
American Honda Finance Corp., 3.50%, 02/15/28	375	411,971
Ford Motor Co., 6.63%, 10/01/28	300	343,485
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)(a)	445	492,402
General Motors Financial Co. Inc., 3.85%, 01/05/28 (Call 10/05/27)	215	223,417
Toyota Motor Corp., 3.67%, 07/20/28(a)	160	180,750
Toyota Motor Credit Corp., 3.05%, 01/11/28	356	383,127

		2,035,152

Banks — 10.5%
Banco Santander SA
3.80%, 02/23/28	610	659,306
4.38%, 04/12/28	605	681,272
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	410	431,246
3.40%, 01/29/28 (Call 10/29/27)	593	646,643
3.85%, 04/28/28(a)	205	233,106
Barclays PLC, 4.34%, 01/10/28 (Call 01/10/27)	680	748,877
Citigroup Inc., 4.13%, 07/25/28	1,285	1,428,933
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	625	719,775
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	390	437,514
ING Groep NV, 4.55%, 10/02/28	645	749,922
KeyCorp., 4.10%, 04/30/28	590	664,163
Lloyds Banking Group PLC
4.38%, 03/22/28	1,320	1,486,888
4.55%, 08/16/28(a)	110	125,877

Security	Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28(a)	$498	$557,999
4.05%, 09/11/28	475	537,605
Mizuho Financial Group Inc., 4.02%, 03/05/28	665	744,714
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)	240	269,630
PNC Bank N.A.
3.25%, 01/22/28 (Call 12/23/27)	500	539,790
4.05%, 07/26/28	355	400,969
Sumitomo Mitsui Financial Group Inc.
3.54%, 01/17/28	330	357,733
3.94%, 07/19/28(a)	225	251,431
4.31%, 10/16/28	605	694,933
U.S. Bancorp., 3.90%, 04/26/28 (Call 03/24/28)	490	561,491
Westpac Banking Corp., 3.40%, 01/25/28(a)	625	682,913

		14,612,730

Beverages — 2.8%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28 (Call 01/13/28)	1,270	1,424,864
Constellation Brands Inc.
3.60%, 02/15/28 (Call 11/15/27)	584	630,153
4.65%, 11/15/28 (Call 08/15/28)	250	288,795
Diageo Capital PLC, 3.88%, 05/18/28 (Call 02/18/28)	360	405,767
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)(a)	1,010	1,160,561

		3,910,140

Chemicals — 2.4%
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)	320	373,258
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	1,125	1,297,699
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)	390	442,377
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	245	275,306
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)(a)	455	505,064
SASOL Financing USA LLC, 6.50%, 09/27/28 (Call 06/27/28)(a)	330	369,197

		3,262,901

Commercial Services — 0.8%
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)	270	305,173
IHS Markit Ltd., 4.75%, 08/01/28 (Call 05/01/28)	435	498,958
Moody’s Corp., 3.25%, 01/15/28 (Call 10/15/27)	296	316,051

		1,120,182

Computers — 0.1%
International Business Machines Corp., 6.50%, 01/15/28	100	130,587

Cosmetics & Personal Care — 0.5%
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)	685	758,959

Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.88%, 01/23/28 (Call 10/23/27)(a)	165	174,595
Air Lease Corp., 4.63%, 10/01/28 (Call 07/01/28)	280	315,826
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	210	231,493
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)	716	779,631
Charles Schwab Corp. (The), 3.20%, 01/25/28 (Call 10/25/27)(a)	390	418,174
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	300	337,905
E*TRADE Financial Corp., 4.50%, 06/20/28 (Call 03/20/28)	331	370,981
Intercontinental Exchange Inc., 3.75%, 09/21/28 (Call 06/21/28)	350	391,370
Lazard Group LLC, 4.50%, 09/19/28 (Call 06/19/28)	325	371,033

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Mastercard Inc., 3.50%, 02/26/28 (Call 11/26/27)	$290	$320,691

		3,711,699

Electric — 8.0%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	50	55,726
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	100	112,662
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28 (Call 09/01/28)	350	398,184
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	145	165,252
Berkshire Hathaway Energy Co., 3.25%, 04/15/28 (Call 01/15/28)(a)	501	538,214
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	410	459,598
Commonwealth Edison Co., 3.70%, 08/15/28 (Call 05/15/28)	381	426,937
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	165	184,000
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	195	222,604
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	225	254,516
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	420	473,785
Duke Energy Carolinas LLC
3.95%, 11/15/28 (Call 08/15/28)	423	480,714
Series A, 6.00%, 12/01/28	50	63,810
Duke Energy Florida LLC, 3.80%, 07/15/28 (Call 04/15/28)	250	280,018
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	414	462,123
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	315	335,116
Enel Chile SA, 4.88%, 06/12/28	360	405,122
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	130	139,988
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	265	278,261
Eversource Energy, Series M, 3.30%, 01/15/28 (Call 10/15/27)	325	344,337
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	235	261,151
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	320	363,197
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)(a)	236	262,328
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (Call 11/07/27)	360	392,713
3.90%, 11/01/28 (Call 08/01/28)	159	180,308
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	260	288,566
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28 (Call 08/15/28)	360	401,839
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	225	251,881
Public Service Electric & Gas Co.
3.65%, 09/01/28 (Call 06/01/28)	303	338,309
3.70%, 05/01/28 (Call 02/01/28)	110	122,844
Sempra Energy, 3.40%, 02/01/28 (Call 11/01/27)(a)	637	675,933
Southern California Edison Co., Series B, 3.65%, 03/01/28 (Call 12/01/27)	230	251,031
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	485	541,454
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)	340	378,379
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)	270	302,978

		11,093,878

Electrical Components & Equipment — 0.2%
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	204	217,478

Electronics — 1.2%
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	345	363,565
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)(a)	259	277,218
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	530	598,561
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	330	369,329

		1,608,673

Security	Par (000)	Value

Engineering & Construction — 0.3%
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(a)	$371	$380,661

Environmental Control — 0.6%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	527	592,938
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	235	268,615

		861,553

Food — 2.4%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)(a)	569	630,463
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)	750	877,815
7.00%, 10/01/28	125	161,858
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)	781	888,028
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)	355	404,970
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	285	325,900

		3,289,034

Gas — 0.3%
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	75	82,728
National Fuel Gas Co., 4.75%, 09/01/28 (Call 06/01/28)	185	199,715
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)(a)	165	180,554

		462,997

Hand & Machine Tools — 0.2%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	115	125,551
Stanley Black & Decker Inc., 4.25%, 11/15/28 (Call 08/15/28)	145	166,773

		292,324

Health Care – Products — 0.8%
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)	100	111,958
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	450	510,422
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)	415	456,172

		1,078,552

Health Care – Services — 1.8%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	100	113,602
Anthem Inc., 4.10%, 03/01/28 (Call 12/01/27)	710	785,587
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	35	39,754
Sutter Health, Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	285	312,973
Toledo Hospital (The), Series B, 5.33%, 11/15/28	40	45,587
UnitedHealth Group Inc.
3.85%, 06/15/28	660	737,411
3.88%, 12/15/28	450	506,551

		2,541,465

Household Products & Wares — 0.4%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	220	257,213
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)(a)	305	344,003

		601,216

Insurance — 3.5%
American International Group Inc., 4.20%, 04/01/28 (Call 01/01/28)	531	597,651
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	225	259,693
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	180	201,654
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	560	595,655
Cincinnati Financial Corp., 6.92%, 05/15/28	50	66,830
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	840	928,444
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	300	336,192
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)	210	233,822
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	340	387,566

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)	$400	$436,296
Prudential Financial Inc., 3.88%, 03/27/28 (Call 12/27/27)	421	470,198
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	310	351,537

		4,865,538

Internet — 1.1%
Baidu Inc.
4.38%, 03/29/28 (Call 12/29/27)	75	83,956
4.88%, 11/14/28 (Call 08/14/28)	360	418,140
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)	414	451,516
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	531	551,210

		1,504,822

Iron & Steel — 0.4%
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	510	568,599

Leisure Time — 0.2%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28 (Call 12/15/27)	291	305,728

Lodging — 1.0%
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	260	287,757
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	140	161,080
Series X, 4.00%, 04/15/28 (Call 01/15/28)	242	266,609
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	590	670,600

		1,386,046

Machinery — 1.5%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	411	459,075
John Deere Capital Corp., 3.05%, 01/06/28(a)	274	293,248
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	165	175,251
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	235	259,038
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	780	877,711

		2,064,323

Manufacturing — 0.6%
3M Co., 3.63%, 09/14/28 (Call 06/14/28)	320	355,338
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	345	378,586
Textron Inc., 3.38%, 03/01/28 (Call 12/01/27)(a)	125	131,707

		865,631

Media — 4.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	585	612,957
4.20%, 03/15/28 (Call 12/15/27)	670	723,111
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)(a)	1,004	1,074,762
3.55%, 05/01/28 (Call 02/01/28)	670	736,229
4.15%, 10/15/28 (Call 07/15/28)	1,621	1,857,909
Discovery Communications LLC, 3.95%, 03/20/28 (Call 12/20/27)	866	935,878
TCI Communications Inc., 7.13%, 02/15/28	20	26,637
ViacomCBS Inc.
3.38%, 02/15/28 (Call 11/15/27)	285	299,367
3.70%, 06/01/28 (Call 03/01/28)	421	452,428

		6,719,278

Metal Fabricate & Hardware — 0.2%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	231	256,454

Mining — 0.3%
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	259	353,921

Security	Par (000)	Value

Oil & Gas — 5.1%
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	$470	$498,421
BP Capital Markets America Inc.
3.94%, 09/21/28 (Call 06/21/28)	550	616,259
4.23%, 11/06/28 (Call 08/06/28)(a)	920	1,051,339
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	569	628,108
Concho Resources Inc., 4.30%, 08/15/28 (Call 05/15/28)	601	659,249
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	502	528,415
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)	210	223,971
Noble Energy Inc., 3.85%, 01/15/28 (Call 10/15/27)	415	439,058
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)(a)	200	194,040
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)(a)	410	452,492
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)	605	683,547
Total Capital SA, 3.88%, 10/11/28	550	622,600
Valero Energy Corp., 4.35%, 06/01/28 (Call 03/01/28)	396	439,073

		7,036,572

Packaging & Containers — 0.6%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)(b)	155	174,019
WRKCo Inc.
3.90%, 06/01/28 (Call 03/01/28)	385	417,640
4.00%, 03/15/28 (Call 12/15/27)	220	240,658

		832,317

Pharmaceuticals — 10.3%
AbbVie Inc., 4.25%, 11/14/28 (Call 08/14/28)	1,070	1,200,272
Bristol-Myers Squibb Co., 3.90%, 02/20/28 (Call 11/20/27)(b)	590	661,573
Cigna Corp., 4.38%, 10/15/28 (Call 07/15/28)(a)	1,980	2,237,479
CVS Health Corp., 4.30%, 03/25/28 (Call 12/25/27)	3,555	3,943,881
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	882	996,537
Johnson & Johnson, 2.90%, 01/15/28 (Call 10/15/27)	821	874,578
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	491	534,635
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)(a)	566	625,102
Pfizer Inc., 3.60%, 09/15/28 (Call 06/15/28)	684	763,686
Pharmacia LLC, 6.60%, 12/01/28	230	308,338
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	460	519,947
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	1,020	1,216,942
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)	415	462,327

		14,345,297

Pipelines — 5.3%
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)	400	411,600
Energy Transfer Operating LP, 4.95%, 06/15/28 (Call 03/15/28)	598	663,654
Enterprise Products Operating LLC, 4.15%, 10/16/28 (Call 07/16/28)	585	654,124
EQM Midstream Partners LP, 5.50%, 07/15/28 (Call 04/15/28)(a)	400	368,380
Kinder Morgan Inc./DE, 4.30%, 03/01/28 (Call 12/01/27)(a)	790	873,219
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)	636	667,469
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	407	451,510
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	309	327,966
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	695	744,470
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	175	227,617
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	778	872,247
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	250	272,448
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	296	330,129

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Western Midstream Operating LP
4.50%, 03/01/28 (Call 12/01/27)	$175	$176,787
4.75%, 08/15/28 (Call 05/15/28)(a)	240	246,686

		7,288,306
Real Estate Investment Trusts — 6.2%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28 (Call 10/15/27)	300	331,437
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	368	402,886
American Tower Corp., 3.60%, 01/15/28 (Call 10/15/27)	461	493,413
AvalonBay Communities Inc., 3.20%, 01/15/28 (Call 10/15/27)	181	193,511
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	540	628,565
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	270	308,945
Crown Castle International Corp., 3.80%, 02/15/28 (Call 11/15/27)	656	714,122
Digital Realty Trust LP, 4.45%, 07/15/28 (Call 04/15/28)	420	475,738
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	170	189,586
EPR Properties, 4.95%, 04/15/28 (Call 01/15/28)	341	381,797
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	235	257,005
4.15%, 12/01/28 (Call 09/01/28)	235	269,883
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28 (Call 03/03/28)	265	309,854
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	150	159,441
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	130	142,862
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	75	86,982
Mid-America Apartments LP, 4.20%, 06/15/28 (Call 03/15/28)	255	288,862
National Retail Properties Inc., 4.30%, 10/15/28 (Call 07/15/28)	265	299,283
Omega Healthcare Investors Inc., 4.75%, 01/15/28 (Call 10/15/27)	280	312,866
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	155	165,743
Prologis LP, 3.88%, 09/15/28 (Call 06/15/28)	150	168,870
Realty Income Corp., 3.65%, 01/15/28 (Call 10/15/27)	401	440,162
Regency Centers LP, 4.13%, 03/15/28 (Call 12/15/27)	205	227,241
Service Properties Trust, 3.95%, 01/15/28 (Call 07/15/27)	185	186,086
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	195	218,831
UDR Inc., 3.50%, 01/15/28 (Call 10/15/27)	160	171,603
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)	338	370,279
Welltower Inc., 4.25%, 04/15/28 (Call 01/15/28)	310	348,090

		8,543,943

Retail — 4.1%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	320	358,352
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)(a)	180	202,208
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	626	687,342
Home Depot Inc. (The), 3.90%, 12/06/28 (Call 09/06/28)(a)	445	508,012
McDonald’s Corp., 3.80%, 04/01/28 (Call 01/01/28)	611	678,858
Nordstrom Inc., 6.95%, 03/15/28	165	201,679
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	405	461,457
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)	454	496,617
4.00%, 11/15/28 (Call 08/15/28)	414	469,799
Walmart Inc., 3.70%, 06/26/28 (Call 03/26/28)	1,424	1,594,795

		5,659,119

Semiconductors — 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	697	716,927
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)	287	323,716

Security	Par/ Shares (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)(b)	$320	$382,106

		1,422,749

Software — 1.3%
Fidelity National Information Services Inc., Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	200	228,856
Fiserv Inc., 4.20%, 10/01/28 (Call 07/01/28)	690	777,540
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)(a)	700	782,047

		1,788,443

Telecommunications — 4.6%
AT&T Inc., 4.10%, 02/15/28 (Call 11/15/27)	1,246	1,378,375
British Telecommunications PLC, 5.13%, 12/04/28 (Call 09/04/28)	400	467,144
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	465	516,689
Verizon Communications Inc., 4.33%, 09/21/28	2,070	2,393,955
Vodafone Group PLC, 4.38%, 05/30/28	1,440	1,627,906

		6,384,069

Transportation — 2.9%
Canadian National Railway Co., 6.90%, 07/15/28	200	271,584
Canadian Pacific Railway Co., 4.00%, 06/01/28 (Call 03/01/28)	400	454,056
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	345	386,276
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	548	612,543
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)(a)	441	463,486
4.20%, 10/17/28 (Call 07/17/28)(a)	230	256,862
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	165	179,461
Norfolk Southern Corp., 3.80%, 08/01/28 (Call 05/01/28)	410	460,606
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)	865	976,369

		4,061,243

Trucking & Leasing — 0.3%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)	155	162,547
4.55%, 11/07/28 (Call 08/07/28)	233	262,505

		425,052

Water — 0.3%
American Water Capital Corp., 3.75%, 09/01/28 (Call 06/01/28)	330	363,535

Total Corporate Bonds & Notes — 98.5% (Cost: $127,873,712)		136,625,320

Short-Term Investments

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	9,659	9,664,531
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	680	680,000

		10,344,531

Total Short-Term Investments — 7.5% (Cost: $10,342,254)		10,344,531

Total Investments in Securities — 106.0% (Cost: $138,215,966)		146,969,851

Other Assets, Less Liabilities — (6.0)%		(8,321,574)

Net Assets — 100.0%		$138,648,277

(a)	All or a portion of this security is on loan.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2028 Term Corporate ETF

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,158	4,501	9,659	$9,664,531	$5,884	(b)	$(121)	$952
BlackRock Cash Funds: Treasury, SL Agency Shares	594	86	680	680,000	3,149		—	—

				$10,344,531	$9,033		$(121)	$952

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$136,625,320	$—	$136,625,320
Money Market Funds	10,344,531	—	—	10,344,531

	$10,344,531	$136,625,320	$—	$146,969,851